Summary of Significant Accounting Policies, Successor (Policies)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies
Principles of Consolidation

Principles of Consolidation:    The accompanying consolidated financial statements include the results of all entities in which we have a controlling financial interest, including VIEs for which we are the PB. The PB is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. See Note 25—Variable Interest Entities.

Use of estimates

Use of estimates:    The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For us, the use of estimates is or could be a significant factor affecting acquisition accounting in a business combination, the reported carrying values of flight equipment, intangibles, investments, trade and notes receivable, deferred tax assets and accruals and reserves. Management considers information available from professional appraisers, where possible, to support estimates, particularly with respect to flight equipment. Despite management's best efforts to accurately estimate such amounts, actual results could materially differ from those estimates.

Cash and cash equivalents	Cash and cash equivalents: Cash and cash equivalents include cash and highly liquid investments with an original maturity of three months or less.
Restricted cash

Restricted cash:    Restricted cash includes cash held by banks that is subject to withdrawal restrictions. Such amounts are typically restricted under secured debt agreements and can be used only to service the aircraft securing the debt and to make principal and interest payments on the debt

Trade receivables

Trade receivables:    Trade receivables represent unpaid, current lessee obligations under existing lease contracts. Allowances are provided for doubtful accounts where the risk of non-recovery is probable. The risk of non-recovery is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor's operating environment.

Capitalization of interest

Capitalization of interest:    We capitalize interest on Prepayments on flight equipment in respect of flight equipment on forward order and add such amount to Prepayments on flight equipment. The amount of interest capitalized is the actual interest costs incurred on funding specific to the prepayments, if any, or the amount of interest costs which could have been avoided in the absence of such prepayments.

Net investment in finance and sales-type leases

Net investment in finance and sales-type leases:    If a lease meets specific criteria under U.S. GAAP, we recognize the lease in Net investment in finance and sales-type leases on our Consolidated Balance Sheets and de-recognize the aircraft from Flight equipment held for operating leases. For sales-type leases, we recognize the difference between the aircraft carrying value and the Net investment in finance and sales-type leases as a gain on sale of assets or an impairment. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. Expected unguaranteed residual values of leased flight equipment are based on our assessment and independent appraisals of the values of the leased flight equipment at expiration of the lease terms. The unearned income is recognized in Lease revenue on our Consolidated Statements of Operations, over the lease term, in a manner that produces a constant rate of return on the lease.

Maintenance rights intangible and lease premium, net and Other definite-lived intangible assets

Maintenance rights intangible and lease premium, net:    The maintenance rights intangible asset arose from the application of the acquisition method of accounting to aircraft and leases which were acquired in the AerCap Transaction and represented the fair value of our contractual aircraft return rights under our leases at the Closing Date. The maintenance rights intangible asset represents the contractual right under our leases to receive the aircraft in a specified maintenance condition at the end of the lease (EOL contracts) or our right to an aircraft in better maintenance condition by virtue of our obligation to contribute towards the cost of the maintenance events performed by the lessee either through reimbursement of maintenance deposit rents held (MR contracts), or through a lessor contribution to the lessee. The maintenance rights represented the difference between the specified maintenance return condition in our leases and the actual physical condition of our aircraft at the Closing Date.

        For EOL contracts, maintenance rights expense is recognized upon lease termination, to the extent the lease end cash compensation paid to us is less than the maintenance rights intangible asset. Maintenance rights expense is included in Leasing expenses in our Consolidated Statements of Operations. To the extent the lease end cash compensation paid to us is more than the maintenance rights intangible asset, revenue is recognized in Lease revenue in our Consolidated Statement of Operations, upon lease termination. For MR contracts, maintenance rights expense is recognized at the time the lessee provides us with an invoice for reimbursement relating to the cost of a qualifying maintenance event that relates to pre-acquisition usage.

       The lease premium represents the value of an acquired lease where the contractual rent payments are above the market rate. We amortize the lease premium on a straight-line basis over the term of the lease as a reduction of Lease revenue.

        Other definite-lived intangible assets:    These primarily represent customer relationships recorded at fair value as a result of the AerCap Transaction. The rate of amortization of these definite-lived intangible assets is estimated based on the period over which we expect to derive economic benefits from such assets. The amortization expense is recorded in Depreciation and amortization on our Consolidated Statements of Operations. We evaluate all definite-lived intangible assets for impairment when events or changes in circumstances indicate that an intangible asset value may not be recoverable.

Derivative financial instruments

Derivative financial instruments:    We may use derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on the balance sheet at their fair value, which includes consideration of the credit rating and risk attaching to the counterparty of the derivative contract. We have considered both the quantitative and qualitative factors when determining our counterparty credit risk. We currently do not apply hedge accounting to our derivatives. Changes in fair value of derivatives are recorded in Interest expense in our Consolidated Statements of Operations.

        Net cash received or paid under derivative contracts in any reporting period is classified as operating cash flows in our Consolidated Statements of Cash Flows.

Fair Value Measurements

Fair Value Measurements:    Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair values of aircraft, investment in finance and sales-type leases and asset value guarantees on a non-recurring basis. See Note 26—Fair Value Measurements.

Other assets

Other assets:    Other assets consist of inventory, lease incentives, prepaid expenses, debt issuance costs, notes receivable, other receivables and other tangible fixed assets.

        Inventory consists primarily of engine and airframe parts we sell through our subsidiary, AeroTurbine. Inventory is valued at the lower of cost or market value. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and for bulk purchases. Costs are allocated using the relationship of the cost of the engine, aircraft, or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale this ratio is applied to the sales price of each individual part to determine its cost. We periodically evaluate this ratio and, if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is reduced to zero.

        We capitalize amounts paid or value provided to lessees as lease incentives. We amortize lease incentives on a straight-line basis over the term of the related lease as a reduction of Lease revenue.

        Notes receivable represent amounts advanced in the normal course of our operations and also arise from the restructuring and deferral of trade receivables from lessees experiencing financial difficulties. Allowances are made for doubtful accounts where the risk of non-recovery is probable. The assessment of the risk of non-recovery where lessees are experiencing financial difficulties is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of the debtor and the economic conditions persisting in the debtor's operating environment.

        Other tangible fixed assets consist primarily of computer equipment, leasehold improvements and office furniture, and are valued at acquisition cost and depreciated at various rates over the asset's estimated useful life using the straight-line method. Depreciation expense on other tangible fixed assets is recorded in Depreciation and amortization on our Consolidated Statements of Operations.

Accrued maintenance liability

Accrued maintenance liability:    Under our aircraft leases, the lessee is responsible for maintenance and repairs and other operating expenses related to our flight equipment during the term of the lease. In certain instances, such as when an aircraft is not subject to a lease, we may incur maintenance and repair expenses for our aircraft. Maintenance and repair expenses are recorded in Leasing expenses in our Consolidated Statements of Operations, to the extent such expenses are incurred by us.

        We may be obligated to make additional payments to the lessee for maintenance related expenses primarily related to usage of major life-limited components existing at the inception of the lease ("lessor maintenance contributions"). For all lease contracts that were not part of the AerCap Transaction, we expense planned major maintenance activities such as lessor maintenance contributions when incurred. The charge is recorded in Leasing expenses in our Consolidated Statements of Operations. In the case we have established an accrual as an assumed liability for such payment in connection with the purchase of an aircraft with a lease attached, such payments are charged against the existing accrual.

        For all contracts outstanding at the Closing Date, we determined the fair value of our maintenance liability, including lessor maintenance contributions, using the present value of the expected cash outflows. The discounted amounts are accreted in subsequent periods to their respective nominal values, up until the expected maintenance event dates, using the effective interest method. The accretion is recorded as an increase to Interest expense in our Consolidated Statements of Operations.

Debt and Deferred Debt Issuance Costs

Debt and Deferred Debt Issuance Costs:    Long-term debt is carried at the principal amount borrowed, including unamortized discounts and premiums and fair value adjustments, where applicable. The fair value adjustments reflect the application of the acquisition method of accounting to the debt outstanding on the Closing Date. We amortize the amount of discount or premium and fair value adjustments over the period the debt is outstanding using the effective interest method. The costs we incur for issuing debt are capitalized and amortized as an increase to Interest expense over the life of the debt using the effective interest method.

Lessee Security Deposits

Lessee Security Deposits:    On the Closing Date, we discounted our lessee security deposits to their respective present values. We accrete these discounted amounts to their respective nominal values, over the period we expect to refund the security deposits to each lessee, using the effective interest method, recognizing an increase to Interest expense.

Revenue recognition

Revenue recognition:    We lease flight equipment principally under operating leases and recognize rental income on a straight-line basis over the life of the lease. At lease inception, we review all necessary criteria to determine proper lease classification. We account for lease agreements that include step rent clauses on a straight-line basis. The difference between rental revenue recognized and the cash received is included in Other assets, and in the event it is a liability in Accrued expenses, accounts payable and other liabilities. In certain cases, leases provide for rentals contingent on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. Revenue contingent on usage is recognized at the time the lessee reports the usage to us.

        Lease agreements for which base rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate existing at the inception of the lease; any increases or decreases in lease payments that result from subsequent changes in the floating interest rate are contingent rentals and are recorded as increases or decreases in Lease revenue in the period of the interest rate change.

        Our lease contracts normally include default covenants, which generally obligate the lessee to pay us damages to put us in the position we would have been in had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments. We cease revenue recognition on a lease contract when the collectability of such rentals is no longer reasonably assured. For past-due rentals that exceed related security deposits held, which have been recognized as revenue, provisions are established on the basis of management's assessment of collectability. Such provisions are recorded in Selling, general and administrative expenses on the Consolidated Statements of Operations.

        Revenues from Net investment in finance and sales-type leases are included in Lease revenue in our Consolidated Statements of Operations and are recognized using the interest method to produce a constant yield over the life of the lease.

        Most of our lease contracts require payment in advance. Rentals received, but unearned under these lease agreements are recorded as deferred revenue on the balance sheet.

        Under our aircraft leases, the lessee is responsible for maintenance and repairs of our flight equipment and related expenses during the term of the lease. Under the provisions of many of our leases, the lessee is required to make payments of supplemental maintenance rents which are calculated with reference to the utilization of the airframe, engines and other major life-limited components during the lease. We record as revenue all supplemental maintenance rent receipts not expected to be reimbursed to lessees. We estimate the total amount of maintenance reimbursements for the entire lease and only record revenue after we have received enough maintenance rents under a particular lease to cover the total amount of estimated maintenance reimbursements during the remaining lease term. In these leases, upon lessee presentation of invoices evidencing the completion of qualifying maintenance on the aircraft, we make a payment to the lessee to compensate for the cost of the maintenance, up to the maximum of the supplemental maintenance rent payments made with respect to the lease contract.

        In most lease contracts not requiring the payment of supplemental maintenance rents, the lessee is generally required to re-deliver the aircraft in a similar maintenance condition (normal wear and tear excepted) as when accepted under the lease, with reference to major life-limited components of the aircraft. To the extent that such components are redelivered in a different condition than at acceptance, there is generally EOL cash compensation for the difference at redelivery. We recognize receipts of EOL cash compensation as Lease revenue when received to the extent those receipts exceed the EOL contract maintenance rights intangible asset and receipts of EOL compensation as Leasing expenses to the extent those receipts do not exceed EOL contract maintenance intangible asset.

        For all of our MR contracts, any amounts of accrued maintenance liability existing at the end of a lease are released and recognized as Lease revenue at lease termination. When flight equipment is sold, the portion of the accrued maintenance liability which is not specifically assigned to the buyer is released from the balance sheet, net of any Maintenance rights intangible asset balance, and recognized as Net gain on sale of assets as part of the sale of the flight equipment.

        Net gain on sale of assets originates primarily from the sale of aircraft and engines and are recognized when the delivery of the relevant asset is complete and the risk of loss has transferred to the buyer.

        Other income consists of interest income, management fees, lease termination penalties, and inventory part sales. Income from secured loans, notes receivable and other interest bearing instruments is recognized using the effective yield method as interest accrues under the associated contracts. Lease management fees are recognized as income as they accrue over the life of the contract. Income from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if collection is reasonably assured.

Share-based compensation

Share-based compensation:    Prior to the AerCap Transaction, certain of our employees participated in various AIG share-based compensation plans, and the associated expense reflects costs allocated to us by AIG. Subsequent to the AerCap Transaction, certain employees received AerCap share-based awards, consisting of restricted stock units and restricted stock. The amount of such expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date. The share-based compensation expense is recognized over the vesting period using the straight-line method. See Note 22—Employee Benefit Plans and Share-Based and Other Compensation Plans.

Foreign currencies

Foreign currencies:    Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time the transaction took place. Receivables or payables arising from such foreign currency transactions are remeasured into U.S. dollars at the exchange rate on each subsequent balance sheet date. All resulting exchange gains and losses are recorded in Selling, general and administrative expenses on the Consolidated Statements of Operations.

Variable interest entities

Variable interest entities:    We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities' operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

Income Taxes and Deferred income tax assets and liabilities

Income Taxes:    We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

        Deferred income tax assets and liabilities:    We report deferred taxes resulting from the temporary differences between the book values and the tax values of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred tax assets attributable to unutilized losses carried forward or other timing differences are reduced by a valuation allowance if it is more likely than not that such losses will not be utilized to offset future taxable income.

Reportable segments

Reportable segments:    We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial aircraft and engines.

Recent Accounting Guidance

Recent Accounting Guidance

Accounting Standard Adopted during 2014:

Presentation of Unrecognized Tax Benefits

        In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward (the "Carryforwards"). When the Carryforwards are not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets. This standard is effective for fiscal years and interim periods beginning after December 15, 2013. Upon adoption, the standard must be applied prospectively to unrecognized tax benefits that exist at the effective date. Predecessor adopted the standard prospectively on January 1, 2014 and reclassed Current income taxes and other tax liabilities of $127.4 million to Deferred income taxes as a result of the adoption.

Future Application of Accounting Guidance:

Reporting Discontinued Operations

        In April 2014, the FASB issued an accounting standard that changes the requirements for presenting a component or group of components of an entity as a discontinued operation and requires new disclosures. Under the standard, the disposal of a component or group of components of an entity should be reported as a discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, will be eligible for presentation as a discontinued operation if they meet the new definition. The standard also requires entities to provide specified disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.

        The standard is effective prospectively for all disposals of components (or classification of components as held for sale) of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods beginning on or after December 15, 2015. Early adoption is permitted, but only for disposals (or classifications of components as held for sale) that have not been reported in financial statements previously issued. We adopted the standard on January 1, 2015, and it did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Revenue from Contracts with Customers

        In May 2014, the FASB issued an accounting standard that provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The standard will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied.

        This standard is effective for nonpublic entities for annual periods beginning after December 15, 2017 and interim periods beginning after December 15, 2018. Nonpublic entities are permitted to adopt for annual and interim periods beginning after December 15, 2016. We have the option to apply the provisions of the standard either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of applying this standard recognized at the date of initial application. We plan to early adopt the standard on January 1, 2017. We are evaluating the effect the adoption of the standard will have on our consolidated financial statements.

Disclosure of Going Concern Uncertainties

        In August 2014, the FASB issued an accounting standard that requires management to assess an entity's ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. Earlier adoption is permitted. We plan to adopt the standard on January 1, 2017.

Consolidation: Amendments to the Consolidation Analysis

        In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

        This standard will be effective for annual periods beginning after December 15, 2016 and for interim periods beginning after December 15, 2017 for nonpublic entities. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to equity as of the beginning of the year of adoption. We plan to adopt the standard on January 1, 2017. We are evaluating the effect the adoption of the standard will have on our consolidated financial condition, results of operations and cash flows.

Flight Equipment
Summary of significant accounting policies
Flight equipment held for operating leases, net

Flight equipment held for operating leases, net:    Flight equipment held for operating leases, including aircraft, is stated at cost less accumulated depreciation and impairment. Flight equipment is depreciated to its estimated residual value using the straight-line method over the assets' useful life, generally 25 years from the date of manufacture, or different period depending on the disposition strategy. The costs of improvements to flight equipment are normally expensed unless the improvement increases the long-term value of the flight equipment or extends the useful life of the flight equipment. The capitalized cost is depreciated over the estimated remaining useful life of the aircraft. The current estimates for residual values for most aircraft types are 15 percent of original manufacture cost, in line with industry standards, except where more recent industry information indicates a different value is appropriate.

        We review estimated useful lives and residual values of aircraft periodically based on our knowledge and external factors coupled with market conditions to determine if they are appropriate and record adjustments to depreciation prospectively on an aircraft by aircraft basis as necessary.

        On a quarterly basis, we evaluate the need to perform a recoverability assessment when events or changes in circumstances indicate that the carrying value of our long-lived assets may not be recoverable. When a recoverability assessment is required, the review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposal. The assets are grouped at the lowest level for which identifiable cash flows are largely independent of other groups of assets. In relation to flight equipment on operating lease, the impairment assessment is performed on each individual aircraft, including lease related assets and liabilities. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset, an impairment is recognized. The loss is measured as the excess of the carrying amount of the impaired asset over its fair value.

        Fair value reflects the present value of cash expected to be generated from the aircraft in the future, including its expected residual value discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under then current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar aircraft, appraisal data and industry trends.

        Annually, we perform an impairment assessment for all of our aircraft, including a review of the undiscounted cash flows for aircraft 15 years of age, or older, as the cash flows supporting the carrying value of such older aircraft are more dependent upon current lease contracts, which leases are more sensitive to weaknesses in the global economic environment. Deterioration of the global economic environment and a decrease of aircraft values might have a negative effect on the undiscounted cash flows of older aircraft and might trigger impairments.